EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of comprehensive income and loss
Remeasurement of defined benefit plan	$ (198,547)	$ (2,865,423)	$ 2,381,650
Other comprehensive income, total	(52,898,172)	(31,955,107)	(21,166,027)
Cash flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(20,704,135)	19,232,249	52,393,210
Deferred taxes	6,776,871	(7,047,696)	(14,113,095)
Reclassification to the result by function	(13,849)	3,207	9,233
Other comprehensive income, total	(13,941,113)	12,187,760	38,289,348
Equity attributable to owners of the parent	(13,927,263)	12,184,553	38,280,115
Non-Controlling interests	(13,850)	3,207	9,233
Reserves for exchange differences on translation
Movement of comprehensive income and loss
Increase (decrease)	(70,045,566)	(71,165,622)	(98,844,581)
Deferred taxes	31,233,446	29,114,514	37,650,601
Other comprehensive income, total	(38,812,120)	(42,051,108)	(61,193,980)
Equity attributable to owners of the parent	(39,294,032)	(42,426,360)	(61,349,533)
Non-Controlling interests	481,912	375,252	155,553
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	2,650,430	(5,256,508)	6,374,693
Deferred taxes	(715,616)	1,419,257	(1,721,167)
Reclassification to the result by function	(2,079,753)
Remeasurement of defined benefit plan		1,745,492	(2,914,921)
Other comprehensive income, total	(144,939)	(2,091,759)	1,738,605
Equity attributable to owners of the parent	(139,071)	(2,073,886)	1,763,133
Non-Controlling interests	$ (5,868)	$ (17,873)	$ (24,528)